Operating Lease Obligations (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Lease Obligations [Abstract]
Rental expense including license fees	$ 124	$ 122	$ 114